10. INCOME TAXES (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Current tax expense	CAD 111,510	CAD 75,634	CAD 111,579
Deferred tax expense (recovery)	(31,265)	8,272	(22,850)
Tax expense	CAD 80,245	CAD 83,906	CAD 88,729